CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Stockholders' Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (106.5)	$ (94.9)	$ (113.8)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax	$ 4.6	$ 1.0	$ (2.1)